Share-based compensation	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Share-based compensation
14. Share-based compensation
RPSU plan
Obsidian Energy has an RPSU plan whereby employees receive consideration that fluctuates based on the Company’s share price on the TSX.

Consideration can be in the form of cash or shares purchased on the open market or issued from treasury.

RPSU plan	Year ended December 31
(number of shares equivalent)	2019	2018
Outstanding, beginning of year	1,235,202	1,199,625
Granted	971,916	915,173
Vested	(574,706)	(514,591)
Forfeited	(532,134)	(365,005)

Outstanding, end of year	1,100,278	1,235,202

Outstanding units – liability method	—	4,119
Outstanding units – equity method	1,100,278	1,231,083
Total	1,100,278	1,235,202
The fair value of the RPSU plan units under the equity method used the following weighted average assumptions:

	Year ended December 31
	2019	2018
Average fair value of units granted (per unit)	$2.77	$8.61
Expected life of units (years)	3.0	3.0
Expected forfeiture rate	1.0%	5.8%
PSU plan under the RPSU plan
The PSU plan under the RPSU plan allows Obsidian Energy to grant PSUs to employees of the Company. Members of the Board of Directors are not eligible for the RPSU plan. The PSU obligation is classified as a liability due to the cash settlement feature and could be settled in cash or shares.

	Year ended December 31
PSU awards (number of shares equivalent)	2019	2018
Outstanding, beginning of year	163,129	—
Granted	144,211	163,129
Vested	(22,929)	—
Forfeited	(191,987)	—

Outstanding, end of year	92,424	163,129

The liability under the plan was $nil at December 31, 2019 and 2018.

Stock Option Plan
Obsidian Energy has an Option Plan that allows the Company to issue options to acquire common shares to officers, employees and other service providers. In March 2017, the Board of Directors resolved to suspend all future grants of options under the Option Plan.

	Year ended December 31
	2019		2018
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	287,996	$25.34	523,225	$32.20
Exercised	—	—	(22,139)	8.40
Forfeited	(198,818)	32.04	(213,090)	43.89

Outstanding, end of year	89,178	$10.41	287,996	$25.34

Exercisable, end of year	77,066	$10.67	207,257	$31.29

	Options Outstanding			Options Exercisable
Range of Grant Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Remaining Contractual Life (years)	Number Exercisable	Weighted Average Exercise Price
$8.00 - $12.99	83,621	$10.11	0.7	72,323	$10.37
$13.00 - $14.99	3,257	13.02	1.8	2,443	13.02
$15.00 - $17.99	2,300	17.64	0.5	2,300	17.64

	89,178	$10.41	0.8	77,066	$10.67

Deferred Share Unit (“DSU”) plan
The DSU plan allows the Company to grant DSUs in lieu of cash fees to non-employee
directors providing a right to receive, upon retirement, a cash payment based on the volume-weighted-average trading price of the common shares on the TSX. At December 31, 2019, 847,100 DSUs (2018 – 189,122) were outstanding and $1 million was recorded as a current liability (2018 – $1 million).
PSU plan
Prior to June 2017, issuances of performance share units were made under the PSU plan. The PSU obligation is classified as a liability due to the cash settlement feature.

At December 31, 2019, there were no outstanding performance share units.

	Year ended December 31
PSU awards (number of shares equivalent)	2019	2018
Outstanding, beginning of year	118,686	219,857
Vested	(89,386)	(60,600)
Forfeited	(29,300)	(40,571)

Outstanding, end of year	—	118,686

Share-based compensation
Share-based compensation is based on the fair value of the options and units at the time of grant under the Option Plan and RPSU plan which is amortized over the remaining vesting period on a graded vesting schedule. Share-based compensation under the RPSU plan (liability method), DSU plan and PSU plan is based on the fair value of the awards outstanding at the reporting date and is amortized based on a graded vesting schedule. Share-based compensation consisted of the following:

	Year ended December 31
	2019	2018
PSU plan	$—	$(1)
RPSU plan – equity method	5	7

Share-based compensation	$5	$6

The share price used in the fair value calculation of the PSU plan and DSU plan obligations at December 31, 2019 was $0.93 per share (2018 – $3.57). The expense under the DSU plan and Option plan were insignificant.
Employee retirement savings plan
Obsidian Energy has an employee retirement savings plan (the “savings plan”) for the benefit of all employees. Under the savings plan, beginning on January 1, 2019 employees may elect to contribute up to 10 percent of their salary and Obsidian Energy matches these contributions at a rate of $1.00 for each $1.00 of employee contribution (2018
—
$1.25 for each $1.00 of employee contribution). Both the employee’s and Obsidian Energy’s contributions are used to acquire Obsidian Energy common shares or are placed in low-risk
investments.
S
hares are purchased in the open market at prevailing market prices.